ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Accrued payroll and welfare	76,468	76,521
Freight payable	29,533	18,556
Deposit from suppliers	36,909	43,872
Installation fee payables	6,609	7,243
Product warranty	28,292	35,213
Marketing and promotion expenses	47,124	23,657
Payment for purchase of property	16,075	53,235
Other tax payable	3,474	1,572
Professional fee payables	4,265	6,866
Refund liabilities	2,656	948
Other current liabilities	65,685	47,297
Total	317,090	314,980
Less: non-current portion	(8,245)	(12,766)
Accrued expenses and other liabilities-current portion	308,845	302,214

Schedule of product warranty activities

Product Warranty
RMB
Balance at December 31, 2021	28,796
Provided during the year	51,161
Utilized during the year	(51,665)
Balance at December 31, 2022	28,292
Provided during the year	63,767
Utilized during the year	(56,846)
Balance at December 31, 2023	35,213